UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Northwestern Mutual Life Insurance Company
Address: 720 East Wisconsin Avenue

         Milwaukee, WI  53202

13F File Number:  28-00229

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jefferson V. DeAngelis
Title:     Vice President (Public Markets)
Phone:     414-665-5291

Signature, Place, and Date of Signing:

     Jefferson V. DeAngelis     Milwaukee, WI     September 23, 2009


Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-01096                 Russell Trust Company
       28-01190                 Frank Russell Company
       28-05583                 Northwestern Investment Management Company, LLC
       28-10206                 Mason Street Advisors, LLC
       28-11160                 Northwestern Mutual Wealth Management Company

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $29,921 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
DIAMONDS TR                     UNIT SER 1      252787106      345     2461 SH       DEFINED                                    2461
ISHARES TR                      LEHMAN AGG BND  464287226      735     7359 SH       DEFINED                                    7359
ISHARES TR                      RUSSELL1000VAL  464287598     1605    18673 SH       DEFINED                                   18673
ISHARES TR                      RUSSELL 1000    464287622     2334    28123 SH       DEFINED                                   28123
ISHARES TR                      RUSSELL1000GRW  464287614      771    12488 SH       DEFINED                                   12488
ISHARES TR                      MSCI EMERG MKT  464287234      845     5634 SH       DEFINED                                    5634
ISHARES TR                      RUSL 2000 VALU  464287630      239     3104 SH       DEFINED                                    3104
ISHARES TR                      US TIPS BD FD   464287176      307     3009 SH       DEFINED                                    3009
ISHARES TR                      RUSL 3000 GROW  464287671      297     5901 SH       DEFINED                                    5901
ISHARES TR                      7-10 YR TRS BD  464287440      285     3418 SH       DEFINED                                    3418
ISHARES TR                      20+ YR TRS BD   464287432      280     3149 SH       DEFINED                                    3149
ISHARES TR                      1-3 YR TRS BD   464287457      516     6354 SH       DEFINED                                    6354
ISHARES TR                      IBOXX INV CPBD  464287242      287     2741 SH       DEFINED                                    2741
ISHARES TR                      DJ SEL DIV INX  464287168      398     5760 SH       DEFINED                                    5760
ISHARES TR                      COHEN&ST RLTY   464287564     3312    35499 SH       DEFINED                                   35499
ISHARES TR                      MSCI EAFE IDX   464287465     2545    30866 SH       DEFINED                                   30866
ISHARES TR                      S&P 500 INDEX   464287200     1006     6595 SH       DEFINED                                    6595
ISHARES TR                      S&P SMLCP GROW  464287887      262     1799 SH       DEFINED                                    1799
ISHARES TR                      RUSSELL 2000    464287655      510     6339 SH       DEFINED                                    6339
ISHARES TR                      S&P MIDCAP 400  464287507      697     7871 SH       DEFINED                                    7871
ISHARES TR                      RUSSELL 3000    464287689      340     3873 SH       DEFINED                                    3873
ISHARES TR                      S&P500 GRW      464287309     1175    16553 SH       DEFINED                                   16553
ISHARES TR                      RUSSELL MCP VL  464287473      922     6049 SH       DEFINED                                    6049
ISHARES TR                      RUSSELL MIDCAP  464287499     1317    12196 SH       DEFINED                                   12196
ISHARES TR                      RUSSELL MCP GR  464287481      352     2995 SH       DEFINED                                    2995
ISHARES TR                      RUSL 3000 VALU  464287663     2470    22196 SH       DEFINED                                   22196
ISHARES TR                      S&P MIDCP VALU  464287705      256     3017 SH       DEFINED                                    3017
ISHARES TRUST                   MSCI VAL IDX    464288877      358     4569 SH       DEFINED                                    4569
ISHARES TRUST                   MSCI GRW IDX    464288885      382     4802 SH       DEFINED                                    4802
SPDR TR                         UNIT SER 1      78462F103     1084     7099 SH       DEFINED                                    7099
VANGUARD INDEX FDS              VALUE ETF       922908744      734    10231 SH       DEFINED                                   10231
VANGUARD INDEX FDS              LARGE CAP ETF   922908637      675     9871 SH       DEFINED                                    9871
VANGUARD INDEX FDS              MID CAP ETF     922908629      713     8913 SH       DEFINED                                    8913
VANGUARD INDEX FDS              MCAP VL IDXVIP  922908512      508     8706 SH       DEFINED                                    8706
VANGUARD INDEX FDS              REIT ETF        922908553      367     5109 SH       DEFINED                                    5109
VANGUARD INTL EQUITY INDEX F    EMR MKT ETF     922042858      692     6658 SH       DEFINED                                    6658